PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Components of Net Periodic Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 146	$ 134
Interest cost	411	401
Expected return on plan assets, net of expenses	(663)	(603)
Amortization of prior service credit	(3)	(3)
Amortization of actuarial (gains) losses	(15)	14
Net periodic benefit credit	(124)	(57)
Pension costs capitalized	47	52
Pension Benefits | Defined Benefit Plan, Labor
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	68	75
Pension Benefits | Charged to results of operations
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	21	23
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	61	57
Interest cost	80	75
Amortization of prior service credit	10	10
Amortization of actuarial (gains) losses	(23)	(29)
Net periodic benefit credit	128	113
Pension costs capitalized	42	39
Post-Retirement and Post-Employment Benefits | Defined Benefit Plan, Labor
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	128	113
Post-Retirement and Post-Employment Benefits | Charged to results of operations
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	$ 86	$ 74